MORGAN STANLEY INTERNATIONAL FUND

522 Fifth Avenue

New York, New York 10036

February 27, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	Morgan Stanley International Fund
	File Number –	333-66203
811-09081

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 26, 2008.

Very truly yours,

/s/ Elizabeth Nelson
Elizabeth Nelson
Assistant Secretary

cc:	Amy R. Doberman, Esq.
Larry Greene